Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Deferred Compensation Plan
The following table summarizes the DCP activity (in thousands):

	Three Months Ended March 31,
	2019	2018
Change in fair value
Unrealized gain (loss)	$(740)	$(561)

Distributions
Fair value (1)	$46	$80
Shares (1)	1	—

________

(1)	Distributions made to one participant.

The following table summarizes the DCP activity (in thousands):

	Year Ended December 31,
	2018	2017	2016
Change in fair value
Unrealized gain (loss)	$8,444	$(10,410)	$2,127

Distributions
Fair value (1)	$241	$229	$—
Shares (1)	3	3	—
________
(1) Distributions made to one participant.